First-time adoption (Tables)	9 Months Ended
Dec. 31, 2020
First Time Adoption [Abstract]
Disclosure of Reconciliation Of Equity Pursuant To First Time Adoption Of Ifrs
(1) Reconciliation of equity as of the transition date (April 1, 2019)

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Assets						Assets
Current assets						Current assets
Cash and cash equivalents	3,574,704	—	28,101	3,602,805		Cash and cash equivalents
Trade accounts and notes receivable, less allowance for doubtful accounts	2,372,734	568,156	13,728	2,954,617	A	Trade accounts and other receivables
Other receivables	568,156	(568,156)	—	—	A
Finance receivables, net	6,647,771	—	9,596	6,657,367		Receivables related to financial services
Time deposits	1,126,352	1,508,812	5,228	2,640,392	B,C,D	Other financial assets
Marketable securities	1,127,160	(1,127,160)	—	—	B
Inventories	2,656,396	—	74,644	2,731,040	a	Inventories
	—	84,281	293	84,574	E	Income tax receivable
Prepaid expenses and other current assets	805,964	(297,502)	(807)	507,654	C,D,E	Other current assets

Total current assets	18,879,237	168,431	130,781	19,178,450		Total current assets

						Non-current assets
Investments in affiliated companies	3,313,723	54,004	99,516	3,467,242		Investments accounted for using the equity method
Noncurrent finance receivables, net	10,281,118	—	(90)	10,281,028		Receivables related to financial services
Marketable securities and other securities investments	7,479,926	238,009	51,806	7,769,740	D,F,G,b	Other financial assets
Employees receivables	21,683	(21,683)	—	—	F
Property, plant and equipment						Property, plant and equipment
Land	1,386,308	1,353	(28,391)	1,359,271	c	Land
Buildings	4,802,175	(14,489)	45,593	4,833,278		Buildings
Machinery and equipment	11,857,425	(6,097)	105,445	11,956,773		Machinery and equipment
Vehicles and equipment on operating leases	6,139,163	—	—	6,139,163		Vehicles and equipment on operating leases
Construction in progress	651,713	61	4,293	656,067		Construction in progress

Total property, plant and equipment, at cost	24,836,784	(19,172)	126,939	24,944,551		Total property, plant and equipment, at cost

Less – Accumulated depreciation	(14,151,290)	(8,140)	(101,016)	(14,260,446)		Less – Accumulated depreciation and impairment losses

Total property, plant and equipment, net	10,685,494	(27,313)	25,923	10,684,105		Total property, plant and equipment, net

	—	27,313	369,517	396,830	d	Right of use assets
	—	297,394	611,343	908,737	G,e	Intangible assets
	—	501,872	(55,489)	446,383	G,f	Deferred tax assets
Other	1,275,768	(991,888)	9	283,889	G	Other non-current assets

	33,057,712	77,709	1,102,535	34,237,955		Total non-current assets

Total assets	51,936,949	246,140	1,233,316	53,416,405		Total assets

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Liabilities						Liabilities
Current liabilities						Current liabilities
Accounts payable	2,645,984	1,180,657	29,492	3,856,133	H	Trade accounts and other payables
Other payables	1,102,802	(1,102,802)	—	—	H
Short-term borrowings	5,344,973	4,254,260	102,580	9,701,813	I,d	Short-term and current portion of long-term debt
Current portion of long-term debt	4,254,260	(4,254,260)	—	—	I
Accrued expenses	3,222,446	(1,870,433)	(1,761)	1,350,252	J	Accrued expenses
	—	475,409	(107)	475,302	D,K	Other financial liabilities
Income taxes payable	320,998	—	318	321,316		Income taxes payable
	—	1,769,275	239	1,769,514	J	Liabilities for quality assurance
Other current liabilities	1,335,475	(339,131)	11,688	1,008,032	D,K	Other current liabilities

Total current liabilities	18,226,938	112,975	142,449	18,482,362		Total current liabilities

Long-term liabilities						Non-current liabilities
Long-term debt	10,550,945	498,073	293,298	11,342,315	L,d	Long-term debt
	—	189,957	—	189,957	D	Other financial liabilities
Accrued pension and severance costs	963,406	37,532	1,771	1,002,710		Retirement benefit liabilities
Deferred income taxes	1,014,851	11,670	200,771	1,227,292	f	Deferred tax liabilities
Other long-term liabilities	615,599	(105,994)	6,955	516,560		Other non-current liabilities

Total long-term liabilities	13,144,801	631,238	502,794	14,278,833		Total non-current liabilities

Total liabilities	31,371,739	744,213	645,244	32,761,195		Total liabilities

Mezzanine equity	498,073	(498,073)	—	—	L
Shareholders’ equity						Shareholders’ equity
Toyota Motor Corporation shareholders’ equity
Common stock, no par value	397,050	—	—	397,050		Common stock
Additional paid-in capital	487,162	—	—	487,162		Additional paid-in capital
Retained earnings	21,987,515	—	(1,373,738)	20,613,776	j	Retained earnings
Accumulated other comprehensive income (loss)	(916,650)	—	1,932,686	1,016,035	b,g,h	Other components of equity
Treasury stock, at cost	(2,606,925)	—	—	(2,606,925)		Treasury stock

Total Toyota Motor Corporation shareholders’ equity	19,348,152	—	558,947	19,907,100		Total Toyota Motor Corporation shareholders’ equity

Noncontrolling interests	718,985	—	29,125	748,110		Non-controlling interests

Total shareholders’ equity	20,067,137	—	588,072	20,655,210		Total shareholders’ equity

Total mezzanine equity and shareholders’ equity	20,565,210	(498,073)	588,072	20,655,210

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	51,936,949	246,140	1,233,316	53,416,405		Total liabilities and shareholders’ equity

(2) Reconciliation of equity as of the end of the third quarter (December 31, 2019)

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Assets						Assets
Current assets						Current assets
Cash and cash equivalents	3,759,240	—	39,485	3,798,726		Cash and cash equivalents
Trade accounts and notes receivable, less allowance for doubtful accounts	2,108,870	592,197	14,865	2,715,932	A	Trade accounts and other receivables
Other receivables	592,197	(592,197)	—	—	A
Finance receivables, net	6,773,867	—	9,351	6,783,218		Receivables related to financial services
Time deposits	1,488,530	1,097,037	7,325	2,592,893	B,C,D	Other financial assets
Marketable securities	795,154	(795,154)	—	—	B
Inventories	2,433,401	—	20,676	2,454,077	a	Inventories
	—	167,305	365	167,670	E	Income tax receivable
Prepaid expenses and other current assets	1,299,082	(43,120)	9,285	1,265,247	C,D,E ,N	Other current assets

Total current assets	19,250,341	426,069	101,352	19,777,762		Total current assets

						Non-current assets
Investments in affiliated companies	3,495,795	69,290	88,017	3,653,102		Investments accounted for using the equity method
Noncurrent finance receivables, net	10,896,215	—	(3,028)	10,893,186		Receivables related to financial services
Marketable securities and other securities investments	7,651,412	229,302	47,304	7,928,018	D,F,G,b	Other financial assets
Employees receivables	23,497	(23,497)	—	—	F
Property, plant and equipment						Property, plant and equipment
Land	1,317,567	242	(27,853)	1,289,956	c	Land
Buildings	4,752,932	(5,600)	40,396	4,787,728		Buildings
Machinery and equipment	12,127,185	(36,405)	112,666	12,203,446		Machinery and equipment
Vehicles and equipment on operating leases	6,043,761	—	(1,324)	6,042,437		Vehicles and equipment on operating leases
Construction in progress	523,349	60	13,394	536,803		Construction in progress

Total property, plant and equipment, at cost	24,764,794	(41,702)	137,280	24,860,372		Total property, plant and equipment, at cost

Less – Accumulated depreciation	(14,058,592)	859	(115,382)	(14,173,115)		Less – Accumulated depreciation and impairment losses

Total property, plant and equipment, net	10,706,202	(40,843)	21,898	10,687,257		Total property, plant and equipment, net

	—	273,920	(764)	273,155	G	Right of use assets
	—	332,974	617,913	950,887	G,e	Intangible assets
	—	455,502	(27,811)	427,691	G,f	Deferred tax assets
Other	1,777,672	(1,470,124)	2,863	310,411	G ,N	Other non-current assets

	34,550,793	(173,476)	746,392	35,123,708		Total non-current assets

Total assets	53,801,134	252,593	847,744	54,901,470		Total assets

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Liabilities						Liabilities
Current liabilities						Current liabilities
Accounts payable	2,301,240	1,093,618	43,884	3,438,743	H	Trade accounts and other payables
Other payables	1,044,419	(1,044,419)	—	—	H
Short-term borrowings	5,484,398	4,522,766	(37,399)	9,969,765	I	Short-term and current portion of long-term debt
Current portion of long-term debt	4,485,926	(4,485,926)	—	—	I
Accrued expenses	2,927,810	(1,728,374)	16,751	1,216,187	J	Accrued expenses
	—	571,515	(6,616)	564,899	D,K	Other financial liabilities
Income taxes payable	212,278	—	544	212,822		Income taxes payable
	—	1,600,254	850	1,601,105	J	Liabilities for quality assurance
Other current liabilities	1,675,911	(204,469)	1,677	1,473,118	D,K , N	Other current liabilities

Total current liabilities	18,131,982	324,967	19,691	18,476,639		Total current liabilities

Long-term liabilities						Non-current liabilities
Long-term debt	10,934,987	695,998	3,324	11,634,308	L,M	Long-term debt
	—	239,472	121	239,592	D	Other financial liabilities
Accrued pension and severance costs	971,702	37,806	19,680	1,029,188		Retirement benefit liabilities
Deferred income taxes	1,195,432	12,093	237,825	1,445,351	f	Deferred tax liabilities
Other long-term liabilities	1,035,377	(557,895)	14,389	491,872	M ,N	Other non-current liabilities

Total long-term liabilities	14,137,498	427,474	275,338	14,840,311		Total non-current liabilities

Total liabilities	32,269,480	752,441	295,029	33,316,950		Total liabilities

Mezzanine equity	499,848	(499,848)	—	—	L
Shareholders’ equity						Shareholders’ equity
Toyota Motor Corporation shareholders’ equity
Common stock, no par value	397,050	—	—	397,050		Common stock
Additional paid-in capital	487,392	—	—	487,392		Additional paid-in capital
Retained earnings	23,368,761	—	(1,663,256)	21,705,505	j	Retained earnings
Accumulated other comprehensive income (loss)	(970,426)	—	2,186,266	1,215,840	b,g,h	Other components of equity
Treasury stock, at cost	(2,977,254)	—	—	(2,977,254)		Treasury stock

Total Toyota Motor Corporation shareholders’ equity	20,305,523	—	523,010	20,828,533		Total Toyota Motor Corporation shareholders’ equity

Noncontrolling interests	726,283	—	29,704	755,987		Non-controlling interests

Total shareholders’ equity	21,031,806	—	552,714	21,584,520		Total shareholders’ equity

Total mezzanine equity and shareholders’ equity	21,531,654	(499,848)	552,714	21,584,520

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	53,801,134	252,593	847,744	54,901,470		Total liabilities and shareholders’ equity

(3) Reconciliation of equity as of the end of the prior period (March 31, 2020)

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Assets						Assets
Current assets						Current assets
Cash and cash equivalents	4,190,518	—	(92,068)	4,098,450		Cash and cash equivalents
Trade accounts and notes receivables, less allowance for doubtful accounts	2,094,894	564,854	(11,389)	2,648,360	A	Trade accounts and other receivables
Other receivables	564,854	(564,854)	—	—	A
Finance receivables, net	6,614,171	—	7,433	6,621,604		Receivables related to financial services
Time deposits	828,220	1,316,339	(958)	2,143,602	B,C,D	Other financial assets
Marketable securities	678,731	(678,731)	—	—	B
Inventories	2,434,918	—	98,974	2,533,892	a	Inventories
	—	237,333	275	237,609	E	Income tax receivable
Prepaid expenses and other current assets	1,236,225	(578,614)	22,193	679,804	C,D,E	Other current assets

Total current assets	18,642,531	296,327	24,462	18,963,320		Total current assets

						Non-current assets
Investments in affiliated companies	4,123,453	81,731	92,380	4,297,564		Investments accounted for using the equity method
Noncurrent finance receivables, net	10,423,858	49	(6,109)	10,417,797		Receivables related to financial services
Marketable securities and other securities investments	7,348,651	502,296	50,570	7,901,517	D,F,G,b	Other financial assets
Employees receivables	21,484	(21,484)	—	—	F
Property, plant and equipment						Property, plant and equipment
Land	1,346,988	165	(28,189)	1,318,964	c	Land
Buildings	4,730,783	(19,860)	30,528	4,741,451		Buildings
Machinery and equipment	11,939,121	(43,092)	83,419	11,979,449		Machinery and equipment
Vehicles and equipment on operating leases	5,929,233	—	(400)	5,928,833		Vehicles and equipment on operating leases
Construction in progress	510,963	60	6,438	517,460		Construction in progress

Total property, plant and equipment, at cost	24,457,088	(62,728)	91,797	24,486,156		Total property, plant and equipment, at cost

Less – Accumulated depreciation	(13,855,563)	2,355	(98,933)	(13,952,141)		Less – Accumulated depreciation and impairment losses

Total property, plant and equipment, net	10,601,525	(60,373)	(7,136)	10,534,016		Total property, plant and equipment, net

	—	337,442	(107)	337,335	G	Right of use assets
	—	374,263	625,994	1,000,257	G,e	Intangible assets
	—	354,785	(28,420)	326,364	G,f	Deferred tax assets
Other	1,518,934	(1,331,576)	6,834	194,192	G	Other non-current assets

	34,037,905	237,133	734,005	35,009,043		Total non-current assets

Total assets	52,680,436	533,460	758,468	53,972,363		Total assets

Liabilities						Liabilities
Current liabilities						Current liabilities
Accounts payable	2,434,180	1,064,224	(375)	3,498,029	H	Trade accounts and other payables
Other payables	1,020,270	(1,020,270)	—	—	H
Short-term borrowings	5,286,026	4,611,537	9,192	9,906,755	I	Short-term and current portion of long-term debt
Current portion of long-term debt	4,574,045	(4,574,045)	—	—	I
Accrued expenses	2,926,052	(1,689,158)	19,901	1,256,794	J	Accrued expenses
	—	546,378	(7,637)	538,740	D,K	Other financial liabilities
Income taxes payable	218,117	—	(5,841)	212,276		Income taxes payable
	—	1,553,816	(846)	1,552,970	J	Liabilities for quality assurance
Other current liabilities	1,443,687	(252,101)	(14,942)	1,176,645	D,K	Other current liabilities

Total current liabilities	17,902,377	240,382	(549)	18,142,209		Total current liabilities

Long-term liabilities						Non-current liabilities
Long-term debt	10,692,898	739,633	1,688	11,434,219	L,M	Long-term debt
	—	360,588	—	360,588	D	Other financial liabilities
Accrued pension and severance costs	978,626	41,356	2,179	1,022,161		Retirement benefit liabilities
Deferred income taxes	1,043,169	1,487	153,349	1,198,005	f	Deferred tax liabilities
Other long-term liabilities	821,515	(345,816)	471	476,169	M	Other non-current liabilities

Total long-term liabilities	13,536,208	797,247	157,687	14,491,142		Total non-current liabilities

Total liabilities	31,438,585	1,037,629	157,138	32,633,351		Total liabilities

Mezzanine equity	504,169	(504,169)	—	—	L
Shareholders’ equity						Shareholders’ equity
Toyota Motor Corporation shareholders’ equity
Common stock, no par value	397,050	—	—	397,050		Common stock
Additional paid-in capital	489,334	—	—	489,334		Additional paid-in capital
Retained earnings	23,427,613	—	(1,193,552)	22,234,061	j	Retained earnings
Accumulated other comprehensive income (loss)	(1,166,273)	—	1,751,822	585,549	b,g,h	Other components of equity
Treasury stock, at cost	(3,087,106)	—	—	(3,087,106)		Treasury stock

Total Toyota Motor Corporation shareholders’ equity	20,060,618	—	558,270	20,618,888		Total Toyota Motor Corporation Shareholders’ equity

Noncontrolling interests	677,064	—	43,060	720,124		Non-controlling interests

Total shareholders’ equity	20,737,682	—	601,330	21,339,012		Total shareholders’ equity

Total mezzanine equity and shareholders’ equity	21,241,851	(504,169)	601,330	21,339,012

Commitments and contingencies

Total liabilities, mezzanine equity and shareholders’ equity	52,680,436	533,460	758,468	53,972,363		Total liabilities and shareholders’ equity

Disclosure of Reconciliation Of Statement Of Income Pursuant To First Time Adoption Of Ifrs

(4) Reconciliation of net profit or loss for the first nine months ended December 31 (from April 1, 2019 to December 31, 2019)

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net revenues						Sales revenues
Sales of products	21,202,842	—	135,328	21,338,170	i	Sales of products
Financing operations	1,627,322	—	1,717	1,629,038		Financial services

Total net revenues	22,830,164	—	137,044	22,967,208		Total sales revenues

Costs and expenses						Costs and expenses
Cost of products sold	17,628,319	(9,132)	148,186	17,767,373	i	Cost of products sold
Cost of financing operations	1,014,831	—	(890)	1,013,940		Cost of financial services
Selling, general and administrative	2,128,231	(3,125)	21,473	2,146,579		Selling, general and administrative

Total costs and expenses	20,771,381	(12,257)	168,769	20,927,893		Total costs and expenses

Operating income	2,058,783	12,257	(31,724)	2,039,315		Operating income

Other income (expense)
	—	303,422	(27,720)	275,702		Share of profit (loss) of investments accounted for using the equity method
Interest and dividend income	192,831	20,387	(10,422)	202,796		Other finance income
Interest expense	(18,315)	(1,698)	(14,387)	(34,400)		Other finance costs
Foreign exchange gain (loss), net	(42,295)	—	(14,691)	(56,986)		Foreign exchange gain (loss), net
Unrealized gains (losses) on equity securities	360,457	—	(360,457)	—	b
Other income (loss), net	(35,682)	(30,946)	33,962	(32,667)		Other income (loss), net

Income before income taxes and equity in earnings of affiliated companies	2,515,779	303,422	(425,440)	2,393,760		Income before income taxes

Provision for income taxes	740,549	—	(116,973)	623,575	b	Income tax expense
Equity in earnings of affiliated companies	303,422	(303,422)	—	—

Net income	2,078,652	—	(308,467)	1,770,185		Net income

						Net income attributable to
Net income attributable to Toyota Motor Corporation	2,013,010	—	(304,172)	1,708,838		Toyota Motor Corporation
Net income attributable to noncontrolling interests	65,642	—	(4,295)	61,347		Non-controlling interests

	2,078,652	—	(308,467)	1,770,185		Net income

(6) Reconciliation of net profit or loss for the third quarter ended December 31 (from October 1, 2019 to December 31, 2019)

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net revenues						Sales revenues
Sales of products	6,996,181	—	64,833	7,061,014	i	Sales of products
Financing operations	548,388	—	(470)	547,917		Financial services

Total net revenues	7,544,569	—	64,362	7,608,931		Total sales revenues

Costs and expenses						Costs and expenses
Cost of products sold	5,787,954	(2,050)	80,110	5,866,014	i	Cost of products sold
Cost of financing operations	360,705	—	38	360,742		Cost of financial services
Selling, general and administrative	741,463	(1,060)	1,675	742,078		Selling, general and administrative

Total costs and expenses	6,890,122	(3,111)	81,823	6,968,834		Total costs and expenses

Operating income	654,447	3,111	(17,460)	640,097		Operating income

Other income (expense)
	—	97,470	(21,634)	75,836		Share of profit (loss) of investments accounted for using the equity method
Interest and dividend income	66,610	5,734	(11,252)	61,093		Other finance income
Interest expense	(3,469)	(321)	(8,061)	(11,851)		Other finance costs
Foreign exchange gain (loss), net	18,872	—	7,454	26,326		Foreign exchange gain (loss), net
Unrealized gains (losses) on equity securities	215,030	—	(215,030)	—	b
Other income (loss), net	(19,196)	(8,524)	8,161	(19,559)		Other income (loss), net

Income before income taxes and equity in earnings of affiliated companies	932,294	97,470	(257,823)	771,941		Income before income taxes

Provision for income taxes	265,901	—	(80,152)	185,748	b	Income tax expense
Equity in earnings of affiliated companies	97,470	(97,470)	—	—

Net income	763,863	—	(177,671)	586,193		Net income

						Net income attributable to
Net income attributable to Toyota Motor Corporation	738,034	—	(178,736)	559,298		Toyota Motor Corporation
Net income attributable to noncontrolling interests	25,829	—	1,065	26,894		Non-controlling interests

	763,863	—	(177,671)	586,193		Net income

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net revenues						Sales revenues
Sales of products	27,759,749	—	(66,056)	27,693,693	i	Sales of products
Financing operations	2,170,243	—	2,611	2,172,854		Financial services

Total net revenues	29,929,992	—	(63,445)	29,866,547		Total sales revenues

Costs and expenses						Costs and expenses
Cost of products sold	23,142,744	(12,761)	(26,387)	23,103,596	i	Cost of products sold
Cost of financing operations	1,379,620	—	2,134	1,381,755		Cost of financial services
Selling, general and administrative	2,964,759	(3,391)	20,597	2,981,965		Selling, general and administrative

Total costs and expenses	27,487,123	(16,153)	(3,655)	27,467,315		Total costs and expenses

Operating income	2,442,869	16,153	(59,790)	2,399,232		Operating income

Other income (expense)
	—	271,152	39,094	310,247		Share of profit (loss) of investments accounted for using the equity method
Interest and dividend income	232,870	77,241	(4,266)	305,846		Other finance income
Interest expense	(32,217)	(2,573)	(12,365)	(47,155)		Other finance costs
Foreign exchange gain (loss), net	(79,020)	—	(15,599)	(94,619)		Foreign exchange gain(loss), net
Unrealized gains (losses) on equity securities	(24,600)	—	24,600	—	b
Other income (loss), net	14,705	(90,821)	(4,491)	(80,607)		Other income (loss), net

Income before income taxes and equity in earnings of affiliated companies	2,554,607	271,152	(32,817)	2,792,942		Income before income taxes

Provision for income taxes	683,430	—	(1,613)	681,817	b	Income tax expense
Equity in earnings of affiliated companies	271,152	(271,152)	—	—

Net income	2,142,329	—	(31,204)	2,111,125		Net income

						Net income attributable to
Net income attributable to Toyota Motor Corporation	2,076,183	—	(40,043)	2,036,140		Toyota Motor Corporation
Net income attributable to noncontrolling interests	66,146	—	8,839	74,985		Non-controlling interests

	2,142,329	—	(31,204)	2,111,125		Net income

Disclosure of Reconciliation Of Other Comprehensive Income Statement Pursuant To First Time Adoption Of Ifrs

(5) Reconciliation of other comprehensive income for the
 first
nine months ended December 31 (from April 1, 2019 to December 31, 2019)

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net income	2,078,652	—	(308,467)	1,770,185		Net income
Other comprehensive income (loss), net of tax						Other comprehensive income, net of tax
						Items that will not be reclassified to profit (loss)
Unrealized gains (losses) on securities	32,240	(32,240)	291,348	291,348	b	Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Pension liability adjustments	2,081	(647)	(10,988)	(9,554)		Remeasurements of defined benefit plans
	—	647	50,867	51,514		Shares of other comprehensive income of equity method investees

	34,321	(32,240)	331,227	333,308		Total of items that will not be reclassified to profit (loss)

						Items that may be reclassified subsequently to profit (loss)
Foreign currency translation adjustments	(87,969)	108,484	(120,351)	(99,836)		Exchange differences on translating foreign operations
	—	32,240	(4,657)	27,583		Net changes in revaluation of financial assets measured at fair value through other comprehensive income
	—	(108,484)	53,826	(54,657)		Shares of other comprehensive income of equity method investees

	(87,969)	32,240	(71,182)	(126,910)		Total of items that may be reclassified subsequently to profit (loss)

Total other comprehensive income (loss)	(53,648)	—	260,045	206,398		Total other comprehensive income, net of tax

Comprehensive income	2,025,004	—	(48,422)	1,976,583		Comprehensive income

						Comprehensive income for the period attributable to
Comprehensive income attributable to Toyota Motor Corporation	1,959,234	—	(48,899)	1,910,336		Toyota Motor Corporation
Comprehensive income attributable to noncontrolling interests	65,770	—	478	66,247		Non-controlling interests

	2,025,004	—	(48,422)	1,976,583		Comprehensive income

(7) Reconciliation of other comprehensive income for the third quarter ended December 31 (from October 1, 2019 to December 31, 2019)

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net income	763,863	—	(177,671)	586,193		Net income
Other comprehensive income (loss), net of tax						Other comprehensive income, net of tax
						Items that will not be reclassified to profit (loss)
Unrealized gains (losses) on securities	(33,327)	33,327	190,037	190,037	b	Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Pension liability adjustments	881	(285)	(5,077)	(4,480)		Remeasurements of defined benefit plans
	—	285	9,374	9,659		Shares of other comprehensive income of equity method investees

	(32,446)	33,327	194,334	195,216		Total of items that will not be reclassified to profit (loss)

						Items that may be reclassified subsequently to profit (loss)
Foreign currency translation adjustments	163,687	155,723	(150,691)	168,718		Exchange differences on translating foreign operations
	—	(33,327)	(3,697)	(37,025)		Net changes in revaluation of financial assets measured at fair value through other comprehensive income
	—	(155,723)	149,518	(6,204)		Shares of other comprehensive income of equity method investees

	163,687	(33,327)	(4,870)	125,489		Total of items that may be reclassified subsequently to profit (loss)

Total other comprehensive income (loss)	131,241	—	189,463	320,705		Total other comprehensive income, net of tax

Comprehensive income	895,104	—	11,792	906,897		Comprehensive income

						Comprehensive income for the period attributable to
Comprehensive income attributable to Toyota Motor Corporation	867,036	—	2,115	869,151		Toyota Motor Corporation
Comprehensive income attributable to noncontrolling interests	28,068	—	9,678	37,746		Non-controlling interests

	895,104	—	11,792	906,897		Comprehensive income

	Yen in millions
Presentation under U.S. GAAP	U.S. GAAP	Reclassification	Adjustment of recognition and measurement	IFRS	Notes	Presentation under IFRS
Net income	2,142,329	—	(31,204)	2,111,125		Net income
Other comprehensive income (loss), net of tax						Other comprehensive income, net of tax
						Items that will not be reclassified to profit (loss)
Unrealized gains (losses) on securities	118,363	(118,363)	(243,853)	(243,853)	b	Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Pension liability adjustments	(60,196)	(612)	17,409	(43,399)		Remeasurements of defined benefit plans
	—	612	61,956	62,568		Shares of other comprehensive income of equity method investees

	58,167	(118,363)	(164,488)	(224,684)		Total of items that will not be reclassified to profit (loss)

						Items that may be reclassified subsequently to profit (loss)
Foreign currency translation adjustments	(333,854)	89,371	(117,614)	(362,098)		Exchange differences on translating foreign operations
	—	118,363	(4,973)	113,390		Net changes in revaluation of financial assets measured at fair value through other comprehensive income
	—	(89,371)	54,118	(35,253)		Shares of other comprehensive income of equity method investees

	(333,854)	118,363	(68,469)	(283,961)		Total of items that may be reclassified subsequently to profit (loss)

Total other comprehensive income (loss)	(275,687)	—	(232,958)	(508,645)		Total other comprehensive income, net of tax

Comprehensive income	1,866,642	—	(264,162)	1,602,480		Comprehensive income

						Comprehensive income for the period attributable to
Comprehensive income attributable to Toyota Motor Corporation	1,820,764	—	(265,756)	1,555,009		Toyota Motor Corporation
Comprehensive income attributable to noncontrolling interests	45,878	—	1,594	47,472		Non-controlling interests

	1,866,642	—	(264,162)	1,602,480		Comprehensive income

Disclosure Of Reconciliation Of Retained Earnings Due To First Time Adoption

j.	Reconciliation of retained earnings

	Yen in millions
	Transition Date (April 1, 2019 )	Third quarter (December 31 , 2019)	Prior fiscal year (March 31 , 2020)
b. Fair value measurement of equity instruments	(990,815)	(1,233,187)	(799,568)
g. Exchange differences on translating foreign operations	(649,532)	(649,532)	(649,532)
h. Retirement benefit obligations for defined benefit plans	(265,867)	(264,132)	(324,014)
Subtotal	(1,906,213)	(2,146,850)	(1,773,114)

e. Capitalization of cost incurred for development of product	410,531	425,767	432,202
i. Unification of a reporting period	85,211	58,620	51,480
Others	36,732	(793)	95,880
Total	(1,373,738)	(1,663,256)	(1,193,552)